Share-based payment plans - Key Assumptions for Grant-Date Fair Value (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Grant date fair value – service conditions (US$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value, restricted share units (in USD per share)	$ 59.21	$ 45.43
Grant date fair value – service and performance conditions (US$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value, restricted share units (in USD per share)	$ 59.23	$ 45.44